Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current assets
Cash and cash equivalents	$ 68,627	$ 4,174	$ 4,371	$ 5,941	$ 3,076	$ 4,908
Accounts receivable, net of allowance for doubtful accounts of $24 and $59 at September 30, 2011 and 2012, respectively	2,713	1,621		329
Prepaid expenses and other current assets	1,348	701		305
Total current assets	72,688	6,496		6,575
Property and equipment, net	18,701	17,775		19,515
Restricted cash	1,230	1,000		1,000
Goodwill	23,937	17,949
Intangible assets, net	10,221	7,722
Other assets	258	157		215
Total assets	127,035	51,099		27,305
Current liabilities
Accounts payable	2,114	1,055		786
Accrued expenses		6,939		4,564
Deferred revenue	17,061	12,793		4,749
Loan payable to related party	500	500		500
Total current liabilities	27,346	21,287		10,599
Deferred revenue, long-term	1,704	1,373		530
Convertible debentures	0	15,888		1,964
Conversion option liability		439		153
Deferred tax liabilities		160
Loan payable to related party, long-term	9,969	10,219		10,719
Total liabilities	40,119	49,366		23,965
Commitments and contingencies (Note 10)
Deficit
Common stock, $.001 par value; 90,000 shares authorized; 8,966 and 8,992 shares issued and 8,544 and 8,570 shares outstanding at September 30, 2011 and 2012	23	9		9
Additional paid in capital	262,294	95,389		94,124
Treasury stock, at cost; 422 shares	(5,831)	(5,231)		(5,231)
Accumulated deficit	(169,910)	(141,252)		(125,325)
Total Textura Corporation stockholders' deficit	86,550	(51,084)		(36,422)
Non-controlling interest	0	9,682
Total equity (deficit)	86,550	(41,402)		(36,422)	(30,996)	(38,402)
Total liabilities, redeemable securities and equity (deficit)	127,035	51,099		27,305
Redeemable Preferred Stock, Series A-1 [Member]
Current liabilities
Redeemable Series A-1 preferred stock, $.001 par value; 1,441 shares authorized at September 30, 2011 and 2012; 1,015 shares issued and outstanding at September 30, 2011 and 2012	0	43,135		39,762
Series A-2 Preferred Stock [Member]
Deficit
Series A-2 preferred stock, $.001 par value; 1,058 shares authorized at September 30, 2011 and 2012; 805 shares issued and outstanding at September 30, 2011 and 2012	$ 0	$ 1		$ 1